Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other non-current assets [Abstract]
Disclosure of detailed information about other non current assets [text block]
Other non-current assets consist of the following:

	December 31,
	2018	2017	2016
Advances for purchase of property, plant and equipment	$326,676	331,691	552,417
Investments in life insurance (note 3 (l))	66,177	64,629	65,509
Security deposits	20,745	16,796	15,132
Other long-term receivable	171,222	162,337	161,690
Intangible assets in process	26,898	11,506	12,200
Other	54,024	56,047	58,506
Total non-current assets	$665,742	643,006	865,454